INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite useful life	Finite useful life
	Goodwill(1)	Licenses	Software	Trademarks	Customer portfolio	Other intangible assets	Software under development	Total
Balance on December 31, 2022	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250
Additions(2)	—	63,132	182,161	—	—	—	2,677,678	2,922,971
Write-offs, net	—	—	(969)	—	—	—	—	(969)
Net transfers(3)	—	—	2,706,031	—	—	—	(2,571,541)	134,490
Merger – Vita IT	(22,770)	—	—	(451)	(18,122)	12,324	—	(29,019)
Business combination – Vale Saúde Sempre	51,637	—	—	774	607	6,175	—	59,193
Amortization (Note 26.)	—	(1,467,824)	(2,178,762)	(84,972)	(110,475)	(6,908)	—	(3,848,941)
Balance on December 31, 2023	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975
Additions(2)	—	23,919	—	—	—	—	2,865,816	2,889,735
Write-offs, net	—	—	(3,592)	—	—	—	(650)	(4,242)
Net transfers(3)	—	—	2,874,907	—	—	—	(2,839,849)	35,058
Business combination – IPNET (Note 1.c.2.)	174,439	—	—	10,099	28,749	27,136	—	240,423
Amortization (Note 26.)	—	(1,315,724)	(2,341,474)	(85,829)	(112,423)	(6,852)	—	(3,862,302)
Balance on December 31, 2024	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647

Balance on December 31, 2023
Cost	26,390,696	29,748,956	27,908,360	1,663,747	4,548,942	288,112	802,498	91,351,311
Accumulated amortization	—	(14,861,897)	(21,851,361)	(1,091,845)	(4,343,142)	(240,091)	—	(42,388,336)
Total	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

Balance on December 31, 2024
Cost	26,565,135	29,772,875	30,772,551	1,673,846	4,577,691	315,248	827,815	94,505,161
Accumulated amortization	—	(16,177,621)	(24,185,711)	(1,177,674)	(4,455,565)	(246,943)	—	(46,243,514)
Total	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647

(1)Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022), VSS (2023) and IPNET (2024)..
(2)Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
(3)Total balances refer to transfers between classes of property and equipment and intangible assets (Note 13.c.).

Schedule of annual amortization rates for intangible assets

Description	12.31.2024			12.31.2023
Licenses	3.60%	to	24.00%	3.60%	to	20.34%
Softwares	20.00%			20.00%
Trademarks	5.13%	to	23.50%	5.13%	to	23.50%
Customer portfolio	9.52%	to	20.70%	9.52%	to	20.70%
Other intangible assets	6.67%	to	20.00%	6.67%	to	20.00%